Reconciliation of Available-For-Sale Debt Investments at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) - 12 months ended Dec. 31, 2015 - Fair Value, Inputs, Level 3 - Available For Sale Debt Securities - Fair Value, Measurements, Recurring
¥ in Thousands, $ in Thousands
	USD ($)	CNY (¥)
Schedule of Available-for-sale Securities [Line Items]
Balance as of January 1, 2015	$ 42,095	¥ 272,680
Reclassification as a cost method investment	$ (42,095)	¥ (272,680)